Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 3,555,946	$ 64,470
Receivables	1,955,076	1,862,086
Vendor deposits	345,503	294,960
Merchandise inventory, net	1,724,725	1,380,090
Other assets	1,997,846	892,796
Total Current Assets	9,579,096	4,494,402
Property and equipment, net	170,741	185,606
Operating lease right-of-use assets, net	1,792,872	2,000,755
Goodwill	5,097,752	4,976,016
Intangible assets, net	1,717,078	1,878,844
Deferred tax assets	1,822,256	698,303
Other long-term assets	45,000	45,000
TOTAL ASSETS	20,224,795	14,278,926
Current Liabilities
Accounts payable and accrued expenses	2,605,793	2,465,220
Customer deposits	12,431,608	4,164,296
Advances, related party		137,500
Lines of credit	456,105	1,250,930
Current portion of notes payable, related parties	1,260,564	1,068,075
Current portion of notes payable	1,162,014	999,200
Convertible notes payable	821,431	584,943
Warrant liability	2,250,000	122,344
Current portion of operating lease liabilities	375,885	422,520
Total Current Liabilities	21,363,400	11,215,028
Notes payable, related parties, net of current portion	2,155,662	2,232,369
Notes payable, net of current portion	358,189
Operating lease liabilities, net of current portion	1,416,987	1,578,235
Contingent note payable	49,248	49,248
TOTAL LIABILITIES	25,343,486	15,074,880
Stockholder’s Deficit
Common stock, $.0001 par value, 200,000,000 shares authorized and 4,750,000 shares issued and outstanding as of June 30, 2020 and December 31, 2019	475	475
Additional paid-in capital	2,250,932	1,271,721
Accumulated deficit	(7,370,098)	(2,068,150)
Total Stockholder’s Deficit	(5,118,691)	(795,954)
TOTAL LIABILITIES AND STOCKHOLDER’S DEFICIT	$ 20,224,795	$ 14,278,926